TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade Receivables [Abstract]
Schedule of trade receivables

	As of December 31,
	2022	2021
	U.S. dollars in thousands

Payment processors receivables	15,067	-
Trade receivables*	23,470	3,724
	38,537	3,724

* The balance as of December 31, 2022, included $3 million overdue more than 90 days but less than one year.